Cover	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2024
Entity File Number	001-38761
Entity Registrant Name	LEGACY HOUSING CORPORATION
Entity Central Index Key	0001436208
Entity Tax Identification Number	20-2897516
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1600 Airport Freeway
Entity Address, Address Line Two	#100
Entity Address, City or Town	Bedford
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76022
City Area Code	817
Local Phone Number	799-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.001 par value)
Trading Symbol	LEGH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false